                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
                                Name:             Shaker Investments, L.L.C.
                                Address:          2000 Auburn Drive
                                                  Suite 300
                                                  Cleveland, Ohio 44122
                                13F File Number:  28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                       Edward P. Hemmelgarn
Title:                      President & CEO
Phone:                      216-292-2950
Signature,                  Place,                      and Date of Signing:
 Edward P. Hemmelgarn       Cleveland, Ohio             August 12, 2005



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Report Type (Check only one.):
                                         [X]        13F HOLDINGS REPORT.
                                         [ ]        13F NOTICE.
                                         [ ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:                         0
Form 13F Information Table Entry Total:                    60
Form 13F Information Table Value Total:                    $519,549 (thousands)

List of Other Included Managers:


No.  13F File Number                                       Name

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
                             Title                                                                        Voting
                              of                 Value      Shrs or  SH/   PUT/  Investment   Other     Authority
Name of Issuer               Class  Cusip       (000's)     prn amt  PRN   Call  Discretion   Managers    Sole      Shared    None
Fair Isaac Corporation              303250104   29,504     808,317   SH              Sole                 808,317
International Rectifier             460254105   27,671     579,865   SH              Sole                 579,865
Cerner Corporation                  156782104   27,623     406,407   SH              Sole                 406,407
Invitrogen Corp.                    46185R100   23,256     279,220   SH              Sole                 279,220
Royal Caribbean Cruises             V7780T103   22,737     470,167   SH              Sole                 470,167
Verisign Inc.                       92343E102   21,045     731,759   SH              Sole                 731,759
Qiagen, N.V.                        N72482107   20,020   1,734,800   SH              Sole               1,734,800
Microchip Technology                595017104   18,243     615,887   SH              Sole                 615,887
Fiserv Inc.                         337738108   16,947     395,132   SH              Sole                 395,132
Symantec Corp                       871503108   16,003     736,112   SH              Sole                 736,112
Eclipsys Corp.                      278856109   15,542   1,104,596   SH              Sole               1,104,596
Nordstrom, Inc.                     655664100   15,290     224,956   SH              Sole                 224,956
E Trade Group Inc                   269246104   15,273   1,091,739   SH              Sole               1,091,739
Flextronics Int'l Ltd.              Y2573F102   14,414   1,091,180   SH              Sole               1,091,180
D. R. Horton Inc.                   23331A109   14,330     381,024   SH              Sole                 381,024
Tessera Technologies Inc            88164L100   12,993     388,885   SH              Sole                 388,885
American Healthways, Inc.           02649V104   11,263     266,450   SH              Sole                 266,450
Scottish Re Group Limited           G7885T104   10,745     443,295   SH              Sole                 443,295
Gevity HR Inc.                      374393106   10,015     499,991   SH              Sole                 499,991
QLogic Corp                         747277101    9,945     322,170   SH              Sole                 322,170
Cognizant Tech Solutions            192446102    9,818     208,322   SH              Sole                 208,322
Pioneer Natural Resources Co.       723787107    9,544     226,805   SH              Sole                 226,805
Ultralife Batteries                 903899102    9,532     590,220   SH              Sole                 590,220
Children's Place                    168905107    9,220     197,565   SH              Sole                 197,565
Altera Corp.                        021441100    9,002     454,660   SH              Sole                 454,660
Meritage Corp                       59001A102    8,792     110,590   SH              Sole                 110,590
Imax Corporation                    45245E109    8,723     877,516   SH              Sole                 877,516
Pogo Producing Co Com               730448107    8,589     165,420   SH              Sole                 165,420
Global Santa Fe Corp.               G3930E101    8,452     207,150   SH              Sole                 207,150
Power Integrations                  739276103    8,440     391,289   SH              Sole                 391,289
Overnite Corp.                      690322102    8,380     194,982   SH              Sole                 194,982
Integra Life Sciences               457985208    8,165     279,616   SH              Sole                 279,616
Intersil Corp.- CL A                46069S109    8,032     427,903   SH              Sole                 427,903
Newport Corp.                       651824104    5,767     416,110   SH              Sole                 416,110
Patterson-UTI Energy Inc            703481101    5,486     197,140   SH              Sole                 197,140
Remington Oil & Gas Company         759594302    5,453     152,740   SH              Sole                 152,740
Ambac Financial Group               023139108    5,219      74,810   SH              Sole                  74,810
Nitromed Inc                        654798503    5,098     262,105   SH              Sole                 262,105
PMC-Sierra Inc.                     69344F106    4,643     497,600   SH              Sole                 497,600
Tibco Software Inc.                 88632Q103    3,343     511,215   SH              Sole                 511,215
Cisco Systems, Inc.                 17275R102    2,804     146,936   SH              Sole                 146,936
Infocus Corporation                 45665B106    2,446     590,765   SH              Sole                 590,765
Abiomed Inc.                        003654100    2,104     246,040   SH              Sole                 246,040
Portfolio Recovery Associates       73640Q105    1,694      40,310   SH              Sole                  40,310
Marvell Technology Group Ltd.       G5876H105    1,481      39,000   SH              Sole                  39,000
@ Road Inc                          04648K105      927     348,375   SH              Sole                 348,375
Asset Acceptance Capital Corp.      04543P100      777      30,000   SH              Sole                  30,000
Veritas Software                    923436109      620      25,400   SH              Sole                  25,400
Lam Research Corp.                  512807108      550      19,000   SH              Sole                  19,000
Anadarko Petroleum Corp.            032511107      411       5,000   SH              Sole                   5,000
ElkCorp                             287456107      400      14,000   SH              Sole                  14,000
Maxim Integrated Products           57772K101      367       9,590   SH              Sole                   9,590
Seagate Technology                  g7945J104      351      20,000   SH              Sole                  20,000
Investors Financial Service         461915100      346       9,140   SH              Sole                   9,140
Petro-Canada                        71644E102      326       5,000   SH              Sole                   5,000
FedEx Corporation                   31428X106      324       4,000   SH              Sole                   4,000
Joy Global Capitial                 481165108      303       9,022   SH              Sole                   9,022
Carnival                            143658102      297       5,440   SH              Sole                   5,440
Mesa Air Group Inc                  590479101      247      36,800   SH              Sole                  36,800
Computer Sciences                   205363104      219       5,000   SH              Sole                   5,000

                                               519,549
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